Supplemental Cash Flow Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash paid for or (received from):
Interest expense	$ 235,419,000	$ 252,284,000	$ 268,693,000
Interest and dividend income	(5,339,000)	(4,888,000)	(5,331,000)
Income taxes, net of refunds	8,839,000	11,677,000	13,353,000
Capital lease and other non-cash financing transactions	$ 47,100,000	$ 10,100,000